Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
14.	INCOME TAXES

Effective January 1, 2025, the Company adopted ASU 2023-09 on a prospective basis, which enhances the transparency and decision usefulness of income tax disclosures in our financial statements. This update requires entities to disclose a detailed reconciliation of the federal statutory income tax rate to the effective tax rate and the disaggregation of income (loss) before income taxes, income tax benefit (expense) and income taxes paid, net of refunds by domestic federal, domestic state, and foreign jurisdictions. Furthermore, changes in unrecognized tax benefits must be categorized based on their relation to current or prior annual reporting periods.

For financial reporting purposes, (loss) income before income taxes includes the following components:

	Year Ended December 31,
	2025	2024	2023
United States	(36,172)	(11,285)	(4,720)
Foreign	6,908	72,916	17,398
Total (loss)/income before income taxes	(29,264)	61,631	12,678

The components of the provision for income taxes are as follows:

	Year Ended December 31,
	2025	2024	2023

Current income tax expense/(benefit):
US-Federal	-	-	-
US-State	6	-	-
Foreign	938	877	(1,968)
Total current income tax expense/(benefit)	944	877	(1,968)
Deferred tax expense/(benefit):
US-Federal	(7,481)	(2,370)	(991)
US-State	(1,781)	(564)	(236)
Foreign	933	9,725	5,378
Total deferred tax expense/(benefit)	(8,329)	6,791	4,151
Change in valuation allowance	9,263	-	-
Net deferred tax expense after valuation allowance	934	6,791	4,151

Total income tax expense	1,878	7,668	2,183

Effective tax rate	(6.4)%	12.4%	17.2%

The reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2025 was as follows:

	For the Year Ended December 31, 2025

Federal income tax benefit at the statutory rate	(6,145)	21.0%
Domestic Federal:
Change in valuation allowances	7,481	(25.6)%
Other adjustments	107	(0.4)%
Foreign Tax Effects:
Statuary income tax rate difference
Singapore	214	(0.7)%
UAE	(3,935)	13.4%
Hong Kong	427	(1.4)%
Cayman Island	2,179	(7.4)%
Others, net	1,550	(5.3)%
Income tax expense/(benefit)	1,878	(6.4)%

The Company adopted the updated guidance for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements.

	Year Ended December 31,
	2024	2023

Federal income tax benefit at the statutory rate	(2,370)	(991)
Effect of:
State income taxes	(564)	(236)
Foreign taxes	10,602	3,494
Other, net	-	(84)
Income tax expense/(benefit)	7,668	2,183

The Company’s net deferred tax assets/(liabilities) were as follows:

	As of December 31,
	2025	2024

Deferred tax assets:
Impairment loss on mining equipment	10,747	5,181
Net operating loss carryforwards	6,610	7,742
Credit loss provision for receivables	10	81
Limits on interest expense deduction	5,194	3,683
Total gross deferred tax assets	22,561	16,687

Deferred tax liabilities:
Digital assets	(14,302)	(15,072)
Depreciation of equipment	(6,400)	(8,086)
Total gross deferred liabilities	(20,702)	(23,158)

Valuation allowance	(9,263)	-
Net deferred tax asset liabilities	(7,404)	(6,471)
	As of December 31,
	2025	2024

Deferred tax assets/(liabilities):
United States	7,158	7,158
Hong Kong	1,579	-
United Arab Emirates	(1,213)	1,443
Singapore	(14,928)	(15,072)
Net deferred tax assets/(liabilities)	(7,404)	(6,471)

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2025, and 2024. The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties for the years ended December 31, 2025, and 2024.

As of December 31, 2025, the Company has following tax Net Operating Losses (“NOLs”) that may be available to offset future taxable income:

	Gross amount	Expiring	Deduction limitation

US-Federal	31,965	Indefinite*	80% of taxable income*
US-State	37,753	Various	80% to 100% of taxable income
Hong Kong	867	Indefinite	No limitations

*	Under the Tax Cuts and Jobs Act, NOLs incurred after December 31, 2017 can be carried forward indefinitely, but may be limited in utilization to 80% of taxable income.

Based on management’s evaluation of all available positive and negative evidence, management concluded that it is more-likely-than-not that the Company will not realize all its deferred tax assets in the United States. Accordingly, the Company recorded a valuation allowance to reduce deferred tax assets to the amount expected to be realized

Changes in the valuation allowance for deferred tax assets for the years ended December 31, 2025 are as follows:

Year ended December 31, 2025

Beginning balance	-
Current increase	9,263
Current decrease	-
Ending balance	9,263

Upon adoption of ASU 2023-09, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

Year ended December 31, 2025

US-Federal	-
US-State	6
Foreign	924
Cash paid for income taxes (net of refunds)	930